UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of January 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
LONG POSITIONS — 82.2%
COMMON STOCKS — 29.2%
Aerospace & Defense — 0.8%
Boeing Co. (The)	326	125,712
HEICO Corp. (a)	955	80,698
TransDigm Group, Inc. * (a)	741	289,731

		496,141

Air Freight & Logistics — 0.2%
FedEx Corp. (a)	610	108,318

Automobiles — 0.1%
Thor Industries, Inc. (a)	1,236	80,488
Volkswagen AG, ADR (Germany)	3	52

		80,540

Banks — 0.3%
Bank of America Corp. (a)	4,081	116,186
Barclays plc (United Kingdom)	33,773	70,395
Cadence BanCorp (a)	667	12,506

		199,087

Beverages — 0.3%
Brown-Forman Corp., Class B (a)	41	1,937
Davide Campari-Milano SpA (Italy)	14,619	131,346
Heineken NV (Netherlands)	215	19,311
PepsiCo, Inc. (a)	414	46,645

		199,239

Biotechnology — 0.7%
Celgene Corp. *	5,264	465,653

		465,653

Capital Markets — 0.1%
Moody’s Corp. (a)	411	65,148

Chemicals — 0.7%
DowDuPont, Inc. (a)	1,206	64,895
Ingevity Corp. * (a)	874	82,217
Linde plc (United Kingdom)	327	53,304
Sherwin-Williams Co. (The) (a)	629	265,136

		465,552

Commercial Services & Supplies — 0.4%
Cenveo Corp. * ‡	1,621	24,315
Cintas Corp. (a)	654	122,631
Republic Services, Inc. (a)	1,317	101,027

		247,973

Communications Equipment — 0.8%
ARRIS International plc *	8,716	273,595
Palo Alto Networks, Inc. * (a)	1,089	233,939

		507,534

Containers & Packaging — 0.4%
Ball Corp. (a)	4,171	218,060

Distributors — 0.0% (b)
Pool Corp. (a)	171	25,635

Diversified Consumer Services — 0.1%
frontdoor, Inc. * (a)	1,373	40,806

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B * (a)	508	104,415
Jupiter Backstop * ‡	189	692
Jupiter Equity Subscription Shares * ‡	2,299	8,420
Jupiter Recovery * ‡	15,291	56,003

		169,530

Investments	Shares	Value
LONG POSITIONS — continued
COMMON STOCKS — continued
Entertainment — 3.1%
iQIYI, Inc., ADR (China) *	1,872	37,665
Liberty Media Corp-Liberty Formula One, Class C * (a)	2,100	65,877
Madison Square Garden Co. (The), Class A * (a)	970	269,563
Spotify Technology SA *	1,965	266,159
Twenty-First Century Fox, Inc., Class A	21,060	1,038,469
Vivendi SA (France)	7,603	193,869
Walt Disney Co. (The) (a)	1,028	114,642

		1,986,244

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	523	112,252

Food Products — 0.3%
Mondelez International, Inc., Class A (a)	4,105	189,897

Health Care Equipment & Supplies — 0.1%
IDEXX Laboratories, Inc. * (a)	350	74,473

Health Care Technology — 0.4%
athenahealth, Inc. *	1,701	229,193

Hotels, Restaurants & Leisure — 0.9%
Carnival plc, ADR	1,790	101,815
Domino’s Pizza, Inc. (a)	278	78,877
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	9,118	196,767
Wyndham Hotels & Resorts, Inc. (a)	3,371	165,482

		542,941

Industrial Conglomerates — 0.2%
Smiths Group plc (United Kingdom)	7,531	143,010

Insurance — 1.6%
Aspen Insurance Holdings Ltd. (Bermuda)	4,136	172,595
Crawford & Co., Class B (a)	4,010	38,697
eHealth, Inc. * (a)	6,900	422,004
Greenlight Capital Re Ltd., Class A *	68	705
Kemper Corp. (a)	651	48,942
Progressive Corp. (The)	3,392	228,248
RSA Insurance Group plc (United Kingdom)	13,088	88,250

		999,441

Interactive Media & Services — 0.7%
LINE Corp., ADR (Japan) *	5,056	182,471
Twitter, Inc. * (a)	8,092	271,567

		454,038

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc. *	115	197,654
Qurate Retail, Inc. * (a)	6,486	141,070

		338,724

IT Services — 1.0%
Mastercard, Inc., Class A (a)	901	190,228
Pagseguro Digital Ltd., Class A (Brazil) *	7,715	166,413
PayPal Holdings, Inc. * (a)	2,884	255,984

		612,625

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
LONG POSITIONS — continued
COMMON STOCKS — continued
Leisure Products — 0.1%
Hasbro, Inc.	408	36,949

Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc. * (a)	809	104,369
Mettler-Toledo International, Inc. * (a)	65	41,480
Thermo Fisher Scientific, Inc. (a)	350	85,985

		231,834

Machinery — 0.6%
Deere & Co.	223	36,572
Trinity Industries, Inc. (a)	11,060	258,583
Xylem, Inc. (a)	1,129	80,452

		375,607

Media — 2.7%
CBS Corp. (Non-Voting), Class B (a)	6,564	324,655
ITV plc (United Kingdom)	47,713	80,992
Naspers Ltd., Class N, ADR (South Africa)	2,000	91,960
New York Times Co. (The), Class A (a)	31,735	815,907
Tribune Media Co., Class A	7,865	361,082

		1,674,596

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp. *	2,670	7,610
Equitrans Midstream Corp. * (a)	8,416	175,221

		182,831

Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co.	210	10,368

Real Estate Management & Development — 0.4%
Realogy Holdings Corp.	15,412	273,563

Road & Rail — 0.4%
CSX Corp. (a)	2,382	156,497
Old Dominion Freight Line, Inc. (a)	122	16,584
Union Pacific Corp. (a)	504	80,171

		253,252

Semiconductors & Semiconductor Equipment — 1.2%
Integrated Device Technology, Inc. *	8,700	424,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,145	43,075
Xilinx, Inc.	2,940	329,103

		797,173

Software — 7.0%
Autodesk, Inc. * (a)	3,310	487,232
Avalara, Inc. *	6,999	279,050
Bottomline Technologies de, Inc. * (a)	1,452	74,996
Cloudera, Inc. * (a)	22,738	306,963
Coupa Software, Inc. * (a)	800	69,568
Cumulus, Class A * ‡	2,505	29,810
Five9, Inc. * (a)	2,416	123,530
Guidewire Software, Inc. * (a)	3,059	265,154
Intuit, Inc. (a)	342	73,810
Microsoft Corp. (a)	2,011	210,009
Proofpoint, Inc. * (a)	2,586	263,436
PROS Holdings, Inc. *	4,829	167,083
PTC, Inc. *	5,200	440,908
RealPage, Inc. *	3,577	199,489
Red Hat, Inc. *	1,927	342,698
SendGrid, Inc. *	11,013	595,583
Smartsheet, Inc., Class A *	4,952	155,394
Yext, Inc. *	10,643	165,924
Zendesk, Inc. *	2,200	148,566

		4,399,203

Investments	Shares	Value
LONG POSITIONS — continued
COMMON STOCKS — continued
Specialty Retail — 0.5%
CarMax, Inc. * (a)	780	45,849
Home Depot, Inc. (The) (a)	1,287	236,203
Sports Direct International plc (United Kingdom) *	7,562	27,643
Tractor Supply Co. (a)	171	14,603

		324,298

Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C * (a)	9,708	471,712
Immersion Corp. * (a)	21,267	201,824

		673,536

Textiles, Apparel & Luxury Goods — 0.3%
Puma SE (Germany)	319	177,634

Wireless Telecommunication Services — 0.0% (b)
Vodafone Group plc, ADR (United Kingdom)	70	1,277

TOTAL COMMON STOCKS (Cost $16,019,445)		18,384,175

	Principal Amount
ASSET-BACKED SECURITIES — 8.7%
Bear Stearns Asset-Backed Securities Trust Series 2007-1, Class A2, 2.79%, 1/25/2037 ‡ (c)	721,304	718,748
Garrison Funding Ltd. (Cayman Islands) Series 2015-1A, Class CR, 6.59%, 9/21/2029 ‡ (c) (d)	1,000,000	1,000,220
Jamestown CLO V Ltd. (Cayman Islands) Series 2014-5A, Class B2R, 3.84%, 1/17/2027 ‡ (d)	1,000,000	980,442
JMP Credit Advisors CLO IIIR Ltd. (Cayman Islands) Series 2014-1RA, Class D, 5.37%, 1/17/2028 ‡ (c) (d)	1,000,000	951,961
New Residential Mortgage LLC Series 2018-FNT1, Class E, 4.89%, 5/25/2023 (d)	841,904	844,377
OneMain Financial Issuance Trust Series 2015-2A, Class D, 5.64%, 7/18/2025 ‡ (d)	1,000,000	1,005,205

TOTAL ASSET-BACKED SECURITIES (Cost $5,523,821)		5,500,953

CORPORATE BONDS — 8.0%
Auto Components — 0.1%
Delphi Technologies plc 5.00%, 10/1/2025 (d)	50,000	42,875

Chemicals — 1.1%
Cornerstone Chemical Co. 6.75%, 8/15/2024 (d)	95,000	89,537
Hexion, Inc.
6.63%, 4/15/2020 (a)	374,000	299,667
9.00%, 11/15/2020	82,000	36,490
10.38%, 2/1/2022 (a) (d)	10,000	8,000
LSB Industries, Inc. 9.63%, 5/1/2023 (d)	85,000	86,488

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CORPORATE BONDS — continued
Chemicals — continued
Rain CII Carbon LLC 7.25%, 4/1/2025 (d)	135,000	119,559
TPC Group, Inc. 8.75%, 12/15/2020 (d)	90,000	89,127

		728,868

Commercial Services & Supplies — 0.2%
Cenveo Corp. 8.50%, 9/15/2022 ‡ (e)	50,000	—
Monitronics International, Inc. 9.13%, 4/1/2020	180,000	49,950
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (d)	63,000	66,622

		116,572

Consumer Finance — 0.2%
Springleaf Finance Corp. 7.13%, 3/15/2026	110,000	104,775

Diversified Telecommunication Services — 0.5%
Frontier Communications Corp.
10.50%, 9/15/2022	70,000	49,831
7.13%, 1/15/2023	50,000	29,750
6.88%, 1/15/2025	35,000	18,462
8.50%, 4/1/2026 (d)	35,000	31,754
Sprint Capital Corp. 6.88%, 11/15/2028	80,000	79,500
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	20,000	17,406
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (d)	25,000	23,750
Windstream Services LLC
6.38%, 8/1/2023 (d)	100,000	48,000
6.38%, 8/1/2023	20,000	9,550

		308,003

Electric Utilities — 1.4%
Bruce Mansfield Pass-Through Trust Series 2007-1, 6.85%, 6/1/2034 (a) (e)	781,871	648,953
Pacific Gas & Electric Co. 4.75%, 2/15/2044 (e)	310,000	246,512

		895,465

Energy Equipment & Services — 0.6%
Noble Holding International Ltd.
7.75%, 1/15/2024	75,000	63,094
8.95%, 4/1/2045 (f)	65,000	51,350
Parker Drilling Co.
7.50%, 8/1/2020 (e)	5,000	2,850
6.75%, 7/15/2022 (e)	95,000	47,500
Pride International LLC 7.88%, 8/15/2040	45,000	35,550
Rowan Cos., Inc.
7.38%, 6/15/2025	100,000	86,000
5.85%, 1/15/2044	55,000	35,612
Weatherford International Ltd. 9.88%, 2/15/2024	90,000	58,838

		380,794

Food & Staples Retailing — 0.6%
New Albertsons LP 8.00%, 5/1/2031	260,000	233,376
Rite Aid Corp. 7.70%, 2/15/2027	175,000	119,875

		353,251

Investments	Principal Amount	Value
CORPORATE BONDS — continued
Health Care Providers & Services — 0.4%
Aurora Diagnostics Holdings LLC 13.75% (Blend (cash 10.75% + PIK 3.00%)), 1/15/2020 (g)	253,764	252,812

Hotels, Restaurants & Leisure — 0.5%
Diamond Resorts International, Inc. 10.75%, 9/1/2024 (d)	60,000	54,600
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (d)	55,000	57,766
Rivers Pittsburgh Borrower LP 6.13%, 8/15/2021 (d)	45,000	44,887
Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025 (d)	95,000	90,963
Yum! Brands, Inc. 5.35%, 11/1/2043	50,000	42,140

		290,356

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc. 7.25%, 5/15/2026	50,000	54,025

Interactive Media & Services — 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (d)	125,000	104,688

Media — 0.4%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (d)	90,000	85,275
Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (d)	80,000	68,000
DISH DBS Corp. 5.88%, 11/15/2024	110,000	91,163
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (d)	35,000	33,064

		277,502

Metals & Mining — 0.4%
First Quantum Minerals Ltd. (Zambia) 7.50%, 4/1/2025 (d)	145,000	135,938
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	75,000	64,500
Mountain Province Diamonds, Inc. (Canada) 8.00%, 12/15/2022 (d)	35,000	35,350

		235,788

Multiline Retail — 0.3%
JC Penney Corp., Inc. 6.38%, 10/15/2036	40,000	12,800
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021 (a) (d)	355,000	159,750
8.75% (cash), 10/15/2021 (d) (g)	60,000	27,150

		199,700

Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp. 5.63%, 7/15/2022	55,000	52,250

Pharmaceuticals — 0.2%
Endo Dac 6.00%, 7/15/2023 (d)	25,000	20,428
Endo Finance LLC 5.38%, 1/15/2023 (d)	15,000	12,244
Valeant Pharmaceuticals International 9.25%, 4/1/2026 (d)	75,000	80,625

		113,297

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CORPORATE BONDS — continued
Real Estate Management & Development — 0.0% (b)
WeWork Cos., Inc. 7.88%, 5/1/2025 (d)	35,000	31,679

Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd. (Singapore) 8.50%, 1/12/2023	159,000	140,412

Specialty Retail — 0.3%
Guitar Center, Inc. 13.00% (Blend (cash 5.00% + PIK 8.00%)), 4/15/2022 (c) (d) (g)	254,745	208,891

Thrifts & Mortgage Finance — 0.1%
Freedom Mortgage Corp. 8.25%, 4/15/2025 (d)	65,000	59,475

Wireless Telecommunication Services — 0.1%
Digicel Ltd. (Jamaica) 6.75%, 3/1/2023 (d)	100,000	81,470

TOTAL CORPORATE BONDS (Cost $5,370,715)		5,032,948

CONVERTIBLE BONDS — 6.4%
Biotechnology — 0.2%
Flexion Therapeutics, Inc. 3.38%, 5/1/2024	100,000	90,409

Construction & Engineering — 0.2%
Dycom Industries, Inc. 0.75%, 9/15/2021	176,000	168,243

Electrical Equipment — 0.1%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (a)	56,000	53,161

Entertainment — 0.1%
iQIYI, Inc. (China) 3.75%, 12/1/2023 (d)	71,000	76,210

Insurance — 0.6%
Greenlight Capital Re Ltd. 4.00%, 8/1/2023 (d)	450,000	409,411

IT Services — 0.4%
Perficient, Inc. 2.38%, 9/15/2023 (d)	242,000	225,738

Media — 0.2%
Liberty Interactive LLC 3.75%, 2/15/2030	165,000	109,313

Investments	Principal Amount	Value
CORPORATE BONDS — continued
Metals & Mining — 0.3%
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025	111,000	159,007

Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp. 5.50%, 9/15/2026 (f)	267,000	237,387

Personal Products — 0.2%
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (d)	130,000	146,963

Pharmaceuticals — 0.1%
Tilray, Inc. (Canada) 5.00%, 10/1/2023 (d)	105,000	87,198

Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc. 1.63%, 2/15/2025	121,000	190,582
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (a)	305,000	401,671
SunEdison, Inc. 0.25%, 1/15/2020 (e)	14,000	297

		592,550

Software — 2.1%
Five9, Inc. 0.13%, 5/1/2023 (d)	280,000	382,900
RealPage, Inc. 1.50%, 11/15/2022	209,000	300,359
ServiceNow, Inc. Zero Coupon, 6/1/2022	210,000	351,147
Workday, Inc. 0.25%, 10/1/2022	223,000	301,434

		1,335,840

Specialty Retail — 0.5%
RH Zero Coupon, 7/15/2020	250,000	318,272

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. 9.00%, 4/1/2063 (d) (f)	45,000	57,560

TOTAL CONVERTIBLE BONDS (Cost $3,807,237)		4,067,262

	Shares
CLOSED END FUNDS — 5.0%
Altaba, Inc. *	20,297	1,390,547
Highland Floating Rate Opportunities Fund * (a)	16,637	234,249
Invesco Dynamic Credit Opportunities Fund (a)	2,688	29,030
Invesco Senior Income Trust (a)	5,239	21,742
Nuveen Credit Strategies Income Fund (a)	8,341	64,392
Pershing Square Holdings Ltd. (Guernsey) *	67,241	1,026,098
PGIM Short Duration High Yield Fund, Inc. (a)	25,035	350,240
Voya Prime Rate Trust (a)	13,637	64,503

TOTAL CLOSED END FUNDS (Cost $2,191,537)		3,180,801

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
GS Mortgage Securities Corp. II Series 2017-SLP, Class E, 4.59%, 10/10/2032 (c) (d)	1,000,000	974,660
GS Mortgage Securities Trust Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (c) (d)	1,000,000	932,682
Palisades Center Trust Series 2016-PLSD, Class D, 4.74%, 4/13/2033 ‡ (d)	1,000,000	984,910

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,850,452)		2,892,252

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Alternative Loan Trust Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	740,226	729,572
FHLMC REMIC Series 4517, Class KI, IF, IO, 0.18%, 4/15/2043 (c)	3,508,955	90,751
FNMA REMIC
Series 2003-87, Class SH, IF, IO, 5.74%, 9/25/2033 (a) (c)	310,303	42,143
Series 2005-69, Class JI, IO, 6.00%, 8/25/2035	238,230	58,877
Series 2011-76, Class PI, IO, 5.50%, 4/25/2039 (a)	614,001	19,234
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043 (a)	790,393	214,188
GNMA
Series 2003-98, Class SC, IF, IO, 4.10%, 11/20/2033 (c)	601,579	94,356
Series 2004-56, Class S, IF, IO, 5.15%, 6/20/2033 (c)	301,673	56,732
Series 2012-106, Class YI, IO, 1.00%, 9/20/2042 (c)	1,744,818	72,680
Series 2015-13, Class WI, IO, 6.80%, 7/20/2037 (c)	79,545	16,433
Series 2016-78, Class UI, IO, 4.00%, 6/20/2046	1,774,521	406,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,602,936)		1,801,202

LOAN ASSIGNMENTS — 1.3% (h)
Commercial Services & Supplies — 0.1%
Cenveo Corp. Term Loan (ICE LIBOR USD 3 Month + 9.00%), 11.54%, 6/7/2023 (i)	70,000	64,458

Investments	Principal Amount		Value
LOAN ASSIGNMENTS — continued
Construction Materials — 0.1%
Forterra Finance LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 10/25/2023 (i)	65,227		59,646

Diversified Telecommunication Services — 0.1%
Windstream Services LLC, Term B-6 Loan (ICE LIBOR USD 1 Month + 4.00%), 6.51%, 3/29/2021 (i)	59,301		55,076

Health Care Providers & Services — 0.3%
Lanai Holdings III, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.49%, 8/29/2022 (i)	65,352		62,084
Team Health Holdings, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/6/2024 (i)	126,159		113,228

			175,312

Hotels, Restaurants & Leisure — 0.1%
Mashantucket Western Pequot Tribe, Term Loan A (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 6/30/2020 (i)	56,298		54,609

Media — 0.4%
Advantage Sales & Marketing, Inc., Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 7/23/2021 (i)	4,458		3,879
Cengage Learning, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 6/7/2023 (i)	144,706		122,236
Cumulus Media New Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 5/13/2022 (i)	—	(j)	—	(j)
McGraw-Hill Global Education Holding LLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 5/4/2022 (i)	147,343		133,714

			259,829

Specialty Retail — 0.2%
Academy Ltd., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.51%, 7/1/2022 (i)	119,484		81,996
Spencer Gifts LLC, Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.76%, 7/16/2021 (i)	74,916		72,856

			154,852

TOTAL LOAN ASSIGNMENTS (Cost $877,586)			823,782

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		No. of Contracts	Value
OPTIONS PURCHASED — 1.1%
CALL OPTIONS PURCHASED — 0.6%
Diversified Telecommunication Services — 0.0% (b)
Telecom Italia SpA (Italy)
3/15/2019 at EUR 0.52, American Style Notional Amount: EUR 225,137 Exchange Traded *	EUR	485	8,961
6/21/2019 at EUR 0.54, American Style Notional Amount: EUR 47,288 Exchange Traded *	EUR	97	2,979
6/21/2019 at EUR 0.64, American Style Notional Amount: EUR 45,027 Exchange Traded *	EUR	97	1,112

			13,052

Entertainment — 0.0% (b)
Vivendi SA (France) 3/15/2019 at EUR 24.00, American Style Notional Amount: EUR 269,436 Exchange Traded *	EUR	120	3,694

Exchange Traded Funds — 0.0% (b)
Invesco CurrencyShares Euro Currency Trust 1/17/2020 at USD 120.00, American Style Notional Amount: USD 2,514,130 Exchange Traded *		230	15,295

Future Commodity Options — 0.1%
100 oz Gold
4/18/2019 at USD 14.00, American Style Notional Amount: USD 278,845 Exchange Traded *		217	13,237
4/18/2019 at USD 15.00, American Style Notional Amount: USD 298,120 Exchange Traded *		232	7,888

			21,125

Index Funds — 0.3%
S&P 500 E-Mini Index 12/20/2019 at USD 295.00, European Style Notional Amount: USD 324,492 Exchange Traded *		12	6,480
S&P 500 Index 3/15/2019 at USD 2,600.00, European Style Notional Amount: USD 540,820 Exchange Traded *		2	25,240

Investments		No. of Contracts	Value
OPTIONS PURCHASED — continued
CALL OPTIONS PURCHASED — continued
Index Funds — continued
3/15/2019 at USD 2,700.00, European Style Notional Amount: USD 3,515,330 Exchange Traded *		13	71,045
6/19/2020 at USD 2,500.00, European Style Notional Amount: USD 811,230 Exchange Traded *		3	105,255

			208,020

Metals & Mining — 0.2%
AngloGold Ashanti Ltd.
4/18/2019 at USD 11.00, American Style Notional Amount: USD 152,903 Exchange Traded *		107	36,380
4/18/2019 at USD 14.00, American Style Notional Amount: USD 187,199 Exchange Traded *		131	14,410
Newmont Mining Corp.
3/15/2019 at USD 33.00, American Style Notional Amount: USD 351,333 Exchange Traded *		103	20,188
3/15/2019 at USD 37.00, American Style Notional Amount: USD 395,676 Exchange Traded *		116	4,350
Royal Gold, Inc.
4/18/2019 at USD 77.50, American Style Notional Amount: USD 200,951 Exchange Traded *		23	24,955
4/18/2019 at USD 87.50, American Style Notional Amount: USD 174,740 Exchange Traded *		20	7,800
thyssenkrupp AG (Germany)
6/21/2019 at EUR 18.00, American Style Notional Amount: EUR 117,686 Exchange Traded *	EUR	76	3,252
6/21/2019 at EUR 22.00, American Style Notional Amount: EUR 173,216 Exchange Traded *	EUR	111	1,016

			112,351

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		No. of Contracts	Value
OPTIONS PURCHASED — continued
CALL OPTIONS PURCHASED — continued
Multi-Utilities — 0.0% (b)
Dominion Energy, Inc.
4/18/2019 at USD 85.00, American Style Notional Amount: USD 84,288 Exchange Traded*		12	60

Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co.
2/15/2019 at USD 54.00, American Style Notional Amount: USD 19,748 Exchange Traded*		4	166
3/15/2019 at USD 55.00, American Style Notional Amount: USD 291,283 Exchange Traded*		59	5,310

			5,476

Wireless Telecommunication Services — 0.0% (b)
Vodafone Group plc (Germany)
9/20/2019 at GBP 1.70, American Style Notional Amount: GBP 1,739 Exchange Traded*	GBP	126	2,116
1/17/2020 at USD 20.00, American Style Notional Amount: USD 31,008 Exchange Traded*		17	1,394
1/17/2020 at USD 23.00, American Style Notional Amount: USD 29,184 Exchange Traded*		16	528

			4,038

TOTAL CALL OPTIONS PURCHASED			383,111

PUT OPTIONS PURCHASED — 0.5%
Construction & Engineering — 0.0% (b)
Dycom Industries, Inc.
6/21/2019 at USD 45.00, American Style Notional Amount: USD 133,515 Exchange Traded*		23	4,715

Entertainment — 0.0% (b)
iQIYI, Inc.
1/17/2020 at USD 12.50, American Style Notional Amount: USD 215,284 Exchange Traded*		107	12,626

Investments		No. of Contracts	Value
CALL OPTIONS PURCHASED — continued
PUT OPTIONS PURCHASED — continued
Entertainment — continued
Walt Disney Co. (The)
3/15/2019 at USD 95.00, American Style Notional Amount: USD 44,608 Exchange Traded *		4	96
4/18/2019 at USD 95.00, American Style Notional Amount: USD 256,496 Exchange Traded *		23	1,138

			13,860

Index Funds — 0.5%
DAX Index (Germany)
2/15/2019 at EUR 10,000.00, European Style Notional Amount: EUR 391,059 Exchange Traded *	EUR	7	121
EURO STOXX 50 Index (European Union)
2/15/2019 at EUR 2,825.00, European Style Notional Amount: EUR 631,886 Exchange Traded *	EUR	20	170
FTSE 100 Index (United Kingdom)
2/15/2019 at GBP 6,650.00, European Style Notional Amount: GBP 69,689 Exchange Traded *	GBP	1	144
FTSE/MIB Index (Italy)
2/15/2019 at EUR 17,000.00, European Style Notional Amount: EUR 147,981 Exchange Traded *	EUR	3	43
S&P 500 E-Mini Index
6/21/2019 at USD 220.00, European Style Notional Amount: USD 324,492 Exchange Traded *		12	1,752
12/20/2019 at USD 180.00, European Style Notional Amount: USD 324,492 Exchange Traded *		12	1,482
S&P 500 Index
2/15/2019 at USD 2,350.00, European Style Notional Amount: USD 811,230 Exchange Traded *		3	240
3/15/2019 at USD 2,530.00, European Style Notional Amount: USD 270,410 Exchange Traded *		1	1,550

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Contracts	Value
CALL OPTIONS PURCHASED — continued
PUT OPTIONS PURCHASED — continued
Index Funds — continued
3/15/2019 at USD 2,600.00, European Style Notional Amount: USD 270,410 Exchange Traded *	1	2,300
6/21/2019 at USD 2,300.00, European Style Notional Amount: USD 3,515,330 Exchange Traded *	13	28,080
6/19/2020 at USD 2,500.00, European Style Notional Amount: USD 811,230 Exchange Traded *	3	38,520
6/19/2020 at USD 2,700.00, European Style Notional Amount: USD 2,704,100 Exchange Traded *	10	191,850

		266,252

Pharmaceuticals — 0.0% (b)
Takeda Pharmaceutical Co. Ltd. 4/18/2019 at USD 170.00, American Style Notional Amount: USD 3,994 Exchange Traded *	2	205

TOTAL PUT OPTIONS PURCHASED		285,032

TOTAL OPTIONS PURCHASED (Cost $874,009)		668,143

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.5%
Capital Markets — 0.4%
Virtus Investment Partners, Inc. Series D, 7.25%, 2/1/2020 ($100 par value) (a)	2,500	208,050

Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value) (a)	1,632	78,418

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $322,272)		286,468

EXCHANGE TRADED FUNDS — 0.4%
U.S. Equity — 0.4%
SPDR S&P 500 ETF Trust (Cost $267,412) (a)	1,019	275,059

Investments	No. of Warrants	Value
WARRANTS — 0.3%
Food Products — 0.0% (b)
Hostess Brands, Inc. expiring 12/4/2021, price 11.50*	13,255	14,713

Hotels, Restaurants & Leisure — 0.1%
Del Taco Restaurants, Inc. expiring 6/30/2020, price 11.50*	18,826	31,910

Household Durables — 0.0% (b)
Purple Innovation, Inc. expiring 2/2/2023, price 11.50*	15,510	2,947

Household Products — 0.0% (b)
MedMen Enterprises, Inc. expiring 9/27/2021, price 6.87 (Canada)*	25,274	15,276

Internet & Direct Marketing Retail — 0.0% (b)
Yatra Online, Inc. expiring 12/16/2021, price 11.50 (India) *	46,424	8,126

IT Services — 0.1%
International Money Express, Inc. expiring 7/26/2023, price 11.50 *	8,902	22,255
Verra Mobility Corp. expiring 10/17/2023, price 11.50 *	9,559	20,839

		43,094

Oil, Gas & Consumable Fuels — 0.1%
Altus Midstream Co. expiring 11/12/2023, price 11.50 *	9,862	7,988
Falcon Minerals Corp. expiring 8/15/2022, price 11.50 *	17,294	13,317
Magnolia Oil & Gas Corp. expiring 7/31/2023, price 11.50 *	23,578	81,108

		102,413

Specialty Retail — 0.0%
Guitar Center Holdings, Inc. expiring 4/16/2025, price 1.00 * ‡	580	—

TOTAL WARRANTS (Cost $251,469)		218,479

	Shares
EXCHANGE TRADED NOTE — 0.3%
U.S. Equity — 0.3%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (United Kingdom) (Cost $163,785)	13,595	189,650

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount		Value
FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Argentina (Argentina) 2.26%, 12/31/2038 (f) (Cost $70,600)	EUR	95,000	64,753

	Shares
SHORT-TERM INVESTMENTS — 13.4%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Class Institutional Shares, 2.33% (k) (l) (Cost $1,024,186)		1,024,186	1,024,186

	Principal Amount
U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bills 2.38%, 5/2/2019 (m)		7,500,000	7,455,938

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,455,563)			7,455,938

TOTAL SHORT-TERM INVESTMENTS (Cost $8,479,749)			8,480,124

TOTAL LONG POSITIONS (Cost $48,673,025)			51,866,051

	Shares
SHORT POSITIONS — (12.6)%
COMMON STOCKS — (8.2)%
Beverages — (0.1)%
Coca-Cola Co. (The)		(974)	(46,879)

Biotechnology — (0.1)%
AbbVie, Inc.		(60)	(4,817)
Amgen, Inc.		(50)	(9,356)
Flexion Therapeutics, Inc. *		(1,513)	(22,226)

			(36,399)

Capital Markets — (0.2)%
Virtus Investment Partners, Inc.		(1,748)	(157,267)

Communications Equipment — (0.1)%
Cisco Systems, Inc.		(1,014)	(47,952)
Juniper Networks, Inc.		(900)	(23,346)

			(71,298)

Entertainment — (0.1)%
Walt Disney Co. (The)		(779)	(86,874)

Food Products — (0.1)%
Hostess Brands, Inc. *		(4,962)	(57,013)

Health Care Equipment & Supplies — 0.0% (b)
Abbott Laboratories		(160)	(11,677)

Investments	Shares	Value
SHORT POSITIONS — continued
COMMON STOCKS — continued
Hotels, Restaurants & Leisure — (0.3)%
Carnival Corp.	(1,790)	(103,068)
Del Taco Restaurants, Inc. *	(7,255)	(75,380)

		(178,448)

Household Products — 0.0% (b)
MedMen Enterprises, Inc. (Canada) *	(9,110)	(32,249)

Insurance — (0.1)%
Crawford & Co., Class A	(4,010)	(38,376)

Interactive Media & Services — (0.2)%
Tencent Holdings Ltd., ADR (China)	(2,000)	(89,220)

Internet & Direct Marketing Retail — (0.7)%
Alibaba Group Holding Ltd., ADR (China) *	(2,486)	(418,866)

IT Services — (0.4)%
International Business Machines Corp.	(300)	(40,326)
International Money Express, Inc. *	(5,538)	(63,687)
Perficient, Inc. *	(3,860)	(98,469)
Verra Mobility Corp. *	(4,446)	(46,505)

		(248,987)

Metals & Mining — (1.8)%
AngloGold Ashanti Ltd., ADR (South Africa)	(16,400)	(234,356)
Barrick Gold Corp. (Canada)	(15,000)	(200,850)
Cleveland-Cliffs, Inc.	(11,517)	(123,347)
Newmont Mining Corp.	(9,300)	(317,223)
Royal Gold, Inc.	(2,950)	(257,741)

		(1,133,517)

Multi-Utilities — (0.1)%
Dominion Energy, Inc.	(800)	(56,192)

Oil, Gas & Consumable Fuels — (0.3)%
Altus Midstream Co., Class A *	(733)	(5,937)
Falcon Minerals Corp. *	(3,331)	(26,715)
Magnolia Oil & Gas Corp. *	(13,071)	(157,375)

		(190,027)

Personal Products — (0.1)%
Herbalife Nutrition Ltd. *	(1,475)	(88,058)

Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	(4,264)	(210,514)
Eli Lilly & Co.	(140)	(16,780)
Merck & Co., Inc.	(70)	(5,210)
Pfizer, Inc.	(130)	(5,519)
Tilray, Inc. (Canada) *	(221)	(17,788)

		(255,811)

Semiconductors & Semiconductor Equipment — (1.0)%
Broadcom, Inc.	(95)	(25,484)
Microchip Technology, Inc.	(2,311)	(185,735)
Micron Technology, Inc. *	(9,861)	(376,887)
Xilinx, Inc.	(252)	(28,209)

		(616,315)

Software — (1.7)%
Five9, Inc. *	(5,073)	(259,382)
Microsoft Corp.	(400)	(41,772)
RealPage, Inc. *	(3,983)	(222,132)
ServiceNow, Inc. *	(1,436)	(315,949)
Workday, Inc., Class A *	(1,260)	(228,728)

		(1,067,963)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
SHORT POSITIONS — continued
COMMON STOCKS — continued
Specialty Retail — (0.3)%
RH *	(1,500)	(203,805)

Technology Hardware, Storage & Peripherals — (0.1)%
Hewlett Packard Enterprise Co.	(1,600)	(24,944)
HP, Inc.	(554)	(12,205)
NetApp, Inc.	(250)	(15,942)

		(53,091)

TOTAL COMMON STOCKS (Proceeds $(4,963,954))		(5,138,332)

EXCHANGE TRADED FUNDS — (3.8)%
Fixed Income — (0.6)%
Invesco CurrencyShares Euro Currency Trust *	(3,800)	(415,378)
U.S. Equity — (3.2)%
SPDR S&P 500 ETF Trust	(7,402)	(1,998,022)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,544,359))		(2,413,400)

	Principal Amount
CORPORATE BONDS — (0.6)%
Chemicals — (0.1)%
Olin Corp. 5.13%, 9/15/2027	(80,000)	(78,800)

Oil, Gas & Consumable Fuels — (0.5)%
Calumet Specialty Products Partners LP 6.50%, 4/15/2021	(76,000)	(71,630)
Chesapeake Energy Corp. 8.00%, 6/15/2027	(267,000)	(258,579)

		(330,209)

TOTAL CORPORATE BONDS (Proceeds $(399,684))		(409,009)

TOTAL SHORT POSITIONS (Proceeds $(7,907,997))		(7,960,741)

Total Investments — 69.6% (Cost $40,765,028)		43,905,310
Other Assets in Excess of Liabilities — 30.4%		19,149,723

Net Assets — 100.0%		63,055,033

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GNMA	Government National Mortgage Association

ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MIB	Milan, Italian Stock Exchange
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	Defaulted security.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2019.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2019.
(j)	Amount rounds to less than 1.
(k)	The rate shown is the current yield as of January 31, 2019.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the effective yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	1	02/2019	HKD	179,573	7,388
Natural Gas	1	02/2019	USD	28,330	(1,192)
Australia 10 Year Bond	4	03/2019	AUD	388,220	4,985
Canada 10 Year Bond	3	03/2019	CAD	314,555	2,954
DJIA CBOT E-Mini Index	2	03/2019	USD	249,580	4,046
EURO STOXX 50 Index	1	03/2019	EUR	36,134	78
Euro-Bund	2	03/2019	EUR	379,252	2,664
LME Aluminum Base Metal	3	03/2019	USD	143,363	492
LME Copper Base Metal	1	03/2019	USD	154,187	(753)
LME Zinc Base Metal	3	03/2019	USD	205,388	8,904
Long Gilt	1	03/2019	GBP	162,022	522
NASDAQ 100 E-Mini Index	1	03/2019	USD	138,205	2,508
U.S. Treasury Long Bond	5	03/2019	USD	734,063	4,399
3 Month Euro EURIBOR	21	06/2020	EUR	6,019,666	5,068
3 Month Sterling	31	06/2020	GBP	5,027,559	2,219

					44,282

Short Contracts
Brent Crude Oil	(2)	02/2019	USD	(122,220)	1,107
RBOB Gasoline	(1)	02/2019	USD	(58,317)	(611)
WTI Crude Oil	(1)	02/2019	USD	(54,010)	(952)
Cocoa	(1)	03/2019	GBP	(20,605)	1,839
Corn	(3)	03/2019	USD	(56,475)	967
DAX Index	(1)	03/2019	EUR	(319,683)	(6,605)
EURO STOXX 50 Index	(50)	03/2019	EUR	(1,806,683)	(68,786)
Euro-Bund	(1)	03/2019	EUR	(189,626)	(3,902)
FTSE 100 Index	(1)	03/2019	GBP	(90,729)	(1,184)
KC HRW Wheat	(1)	03/2019	USD	(24,950)	1,397
LME Aluminum Base Metal	(5)	03/2019	USD	(238,938)	7,472
LME Copper Base Metal	(2)	03/2019	USD	(308,375)	(5,180)
LME Zinc Base Metal	(3)	03/2019	USD	(205,388)	(21,072)
Low Sulphur Gasoil	(1)	03/2019	USD	(57,250)	(326)
Russell 2000 E-Mini Index	(2)	03/2019	USD	(149,920)	(5,264)
S&P 500 E-Mini Index	(15)	03/2019	USD	(2,028,750)	(117,049)
Silver	(2)	03/2019	USD	(160,550)	(16,609)
TOPIX Index	(1)	03/2019	JPY	(144,434)	(291)
Coffee ‘C’	(1)	05/2019	USD	(40,875)	(1,203)
Cotton No. 2	(1)	05/2019	USD	(37,830)	(48)
3 Month Eurodollar	(8)	06/2020	USD	(1,950,700)	(2,053)

					(238,353)

					(194,071)

Abbreviations
AUD	Australian Dollar
Brent	Broom, Rannoch, Etieve, Ness, Tarbat
CAD	Canadian Dollar
CBOT	Chicago Board of Trade
DAX	Deutscher Aktien Index
DJIA	Dow Jones Industrial Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
LME	London Metal Exchange

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

NASDAQ	National Association of Securities Dealers Automated Quotation
RBOB	Reformulated gasoline blendstock for oxygen blending
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	726,574	USD	830,379	Deutsche Bank AG	2/22/2019	2,448
USD	22,002	CHF	21,756	Deutsche Bank AG	2/22/2019	89
EUR	45,319	USD	51,897	Morgan Stanley	3/20/2019	165
GBP	25,027	USD	31,722	Morgan Stanley	3/20/2019	1,176
USD	77,325	CHF	76,046	Morgan Stanley	3/20/2019	540
AUD	670,000	USD	478,908	Morgan Stanley	3/22/2019	8,427
CAD	277,000	USD	205,746	Morgan Stanley	3/22/2019	5,291
CHF	17,000	USD	17,146	Morgan Stanley	3/22/2019	22
EUR	292,000	USD	334,512	Morgan Stanley	3/22/2019	996
GBP	362,000	USD	463,738	Morgan Stanley	3/22/2019	12,153
JPY	85,443,000	USD	777,270	Morgan Stanley	3/22/2019	10,010
MXN	3,427,000	USD	168,115	Morgan Stanley	3/22/2019	9,889
NZD	747,000	USD	508,545	Morgan Stanley	3/22/2019	8,283
USD	577,216	CHF	567,000	Morgan Stanley	3/22/2019	4,586
USD	69,829	GBP	53,000	Morgan Stanley	3/22/2019	154
USD	136,746	JPY	14,761,000	Morgan Stanley	3/22/2019	738
USD	156	MXN	3,000	Morgan Stanley	3/22/2019	1
GBP	2,000	USD	2,566	Morgan Stanley	3/29/2019	64
MXN	5,629,000	USD	275,114	Morgan Stanley	3/29/2019	16,942
USD	193,380	EUR	168,000	Morgan Stanley	3/29/2019	223
USD	21,211	GBP	16,000	Morgan Stanley	3/29/2019	169
DKK	20,764	USD	3,195	Morgan Stanley	4/16/2019	9
USD	186,846	JPY	20,140,161	Morgan Stanley	4/16/2019	854

Total unrealized appreciation						83,229

USD	55,394	CHF	55,000	Deutsche Bank AG	2/22/2019	(2)
USD	424,397	GBP	329,000	Deutsche Bank AG	2/22/2019	(7,495)
EUR	30,000	USD	34,504	Morgan Stanley	3/15/2019	(57)
USD	98,226	EUR	86,000	Morgan Stanley	3/15/2019	(524)
CHF	72,513	USD	74,385	Morgan Stanley	3/20/2019	(1,167)
CHF	3,533	USD	3,649	Morgan Stanley	3/20/2019	(82)
EUR	41,025	USD	47,178	Morgan Stanley	3/20/2019	(50)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	33,403	EUR	29,242	Morgan Stanley	3/20/2019	(189)
USD	215,864	EUR	188,711	Morgan Stanley	3/20/2019	(925)
USD	31,687	GBP	25,027	Morgan Stanley	3/20/2019	(1,210)
AUD	1,000	USD	728	Morgan Stanley	3/22/2019	— (a)
CAD	39,000	USD	29,722	Morgan Stanley	3/22/2019	(9)
CHF	225,000	USD	228,592	Morgan Stanley	3/22/2019	(1,358)
EUR	175,000	USD	202,980	Morgan Stanley	3/22/2019	(1,905)
GBP	40,000	USD	52,800	Morgan Stanley	3/22/2019	(215)
JPY	37,417,000	USD	347,695	Morgan Stanley	3/22/2019	(2,929)
MXN	78,000	USD	4,064	Morgan Stanley	3/22/2019	(13)
NZD	6,000	USD	4,152	Morgan Stanley	3/22/2019	(1)
USD	474,152	AUD	656,000	Morgan Stanley	3/22/2019	(3,000)
USD	605,016	CAD	806,000	Morgan Stanley	3/22/2019	(9,051)
USD	1,278,218	EUR	1,116,000	Morgan Stanley	3/22/2019	(4,069)
USD	900,843	GBP	708,000	Morgan Stanley	3/22/2019	(29,908)
USD	1,555,958	JPY	174,279,000	Morgan Stanley	3/22/2019	(49,867)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	65,139	MXN	1,308,000	Morgan Stanley	3/22/2019	(2,801)
USD	313,176	NZD	457,000	Morgan Stanley	3/22/2019	(3,007)
GBP	13,000	USD	17,115	Morgan Stanley	3/29/2019	(19)
USD	284,624	MXN	5,629,000	Morgan Stanley	3/29/2019	(7,432)
SEK	9,653	USD	1,081	Morgan Stanley	4/16/2019	(8)
USD	177,369	BRL	667,064	Morgan Stanley **	4/16/2019	(4,644)
USD	171,847	EUR	149,855	Morgan Stanley	4/16/2019	(730)
USD	11,609	GBP	9,090	Morgan Stanley	4/16/2019	(357)

Total unrealized depreciation						(133,024)

Net unrealized depreciation						(49,795)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than 1.
**	Non-deliverable forward.

Written Call Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 E-Mini Index, European Style	Exchange Traded	12	USD 324,492	USD 330.00	12/20/2019	(696)

						(696)

Written Put Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
FTSE 100 Index, European Style	Exchange Traded	1	GBP 69,689	GBP 6,400.00	02/15/2019	(33)
FTSE/MIB Index, European Style	Exchange Traded	3	EUR 147,981	EUR 16,000.00	02/15/2019	(26)
S&P 500 E-Mini Index, European Style	Exchange Traded	12	USD 324,492	USD 265.00	06/21/2019	(9,606)
S&P 500 E-Mini Index, European Style	Exchange Traded	3	USD 81,123	USD 266.00	02/22/2019	(1,500)
S&P 500 E-Mini Index, European Style	Exchange Traded	3	USD 81,123	USD 262.00	02/15/2019	(1,500)
S&P 500 E-Mini Index, European Style	Exchange Traded	3	USD 81,123	USD 259.00	02/08/2019	(63)
S&P 500 E-Mini Index, European Style	Exchange Traded	3	USD 81,123	USD 249.00	02/01/2019	(1)
S&P 500 Index, European Style	Exchange Traded	1	USD 270,410	USD 2,350.00	03/15/2019	(440)
S&P 500 Index, European Style	Exchange Traded	1	USD 270,410	USD 2,420.00	03/15/2019	(665)
thyssenkrupp AG, American Style	Exchange Traded	76	EUR 116,432	EUR 13.00	06/21/2019	(2,879)

						(16,713)

Total Written Options Contracts (Premiums Paid ($25,724))						(17,409)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MIB	Milan, Italian Stock Exchange
USD	United States Dollar

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding—buy protection(1) as of January 31, 2019:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Community Health Systems, Inc., 8.00%, 11/15/2019	5.00	Quarterly	12/20/2020	19.54	USD 105,000	16,825	5,547	22,372

						16,825	5,547	22,372

Over the Counter (“OTC”) Credit default swap contracts outstanding—sell protection(2) as of January 31, 2019:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	3.11	USD 50,000	(132)	3,881	3,749
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	21.39	USD 470,000	(119,132)	(23,717)	(142,849)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	21.39	USD 1,615,000	(458,478)	(32,376)	(490,854)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	21.39	USD 115,000	(38,733)	3,781	(34,952)

							(616,475)	(48,431)	(664,906)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of January 31, 2019:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iBoxx USD Liquid High Yield Index	Increases in total return of index	3 month USD LIBOR and decreases in total return of index	Quarterly	Morgan Stanley	3/20/2019	USD	600,000	1,772	(19,631)	(17,859)

								1,772	(19,631)	(17,859)

Abbreviations
CDX	Credit Default Swap Index
LIBOR	London Interbank Offered Rate
USD	United States Dollar

OTC Total Return Basket Swaps Outstanding at January 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/16/2023	$130,456	$(5,207)	$(377)	$(5,584)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Industrials
Electrical Equipment
Melrose Industries plc	80,710	178,896	(3,980)	0.0	(a)

Short Positions
Common Stocks
Consumer Discretionary
Multiline Retail
Next plc	(386)	(24,549)	(618)	0.0	(a)

Consumer Staples
Food & Staples Retailing
Wm Morrison Supermarkets plc	(7,769)	(23,891)	(609)	0.0	(a)

Total Common Stocks	(8,155)	(48,440)	(1,227)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(8,155)	(48,440)	(1,227)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	72,555	130,456	(5,207)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (11.63)% to (0.34%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/15/2023	$(552,948)	$(18,281)	$(515)	$(18,796)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Communication Services
Media
Altice USA, Inc.	(4,296)	(84,373)	(3,909)	0.0	(a)
Entercom Communications Corp.	(9,741)	(71,402)	(2,435)	0.0	(a)

	(14,037)	(155,775)	(6,344)	0.0	(a)

Total Communication Services	(14,037)	(155,775)	(6,344)	0.0	(a)

Consumer Discretionary
Hotels, Restaurants & Leisure
McDonald’s Corp.	(132)	(23,599)	764	0.0	(a)
Wendy’s Co. (The)	(1,352)	(23,417)	(825)	0.0	(a)

	(1,484)	(47,016)	(61)	0.0	(a)

Textiles, Apparel & Luxury Goods
Under Armour, Inc. *	(948)	(19,662)	(247)	0.0	(a)

Total Consumer Discretionary	(2,432)	(66,678)	(308)	0.0	(a)

Consumer Staples
Beverages
Monster Beverage Corp. *	(239)	(13,680)	(421)	0.0	(a)

Household Products
Clorox Co. (The)	(147)	(21,812)	412	0.0	(a)
Colgate-Palmolive Co.	(583)	(37,708)	(1,714)	0.0	(a)

	(730)	(59,520)	(1,302)	0.0	(a)

Total Consumer Staples	(969)	(73,200)	(1,723)	0.0	(a)

Financials
Capital Markets
TD Ameritrade Holding Corp.	(661)	(36,983)	(681)	0.0	(a)

Industrials
Trading Companies & Distributors
WW Grainger, Inc.	(53)	(15,656)	277	0.0	(a)

Information Technology
Communications Equipment
Cisco Systems, Inc.	(362)	(17,119)	(909)	0.0	(a)

Software
Check Point Software Technologies Ltd. *	(295)	(33,016)	(1,552)	0.0	(a)
Ultimate Software Group, Inc. (The) *	(117)	(31,949)	(938)	0.0	(a)
Workday, Inc. *	(212)	(38,484)	(1,854)	0.0	(a)

	(624)	(103,449)	(4,344)	0.0	(a)

Total Information Technology	(986)	(120,568)	(5,253)	0.0	(a)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	(356)	(34,514)	(1,848)	0.0	(a)
Regency Centers Corp.	(412)	(26,780)	(1,421)	0.0	(a)
UDR, Inc.	(521)	(22,794)	(980)	0.0	(a)

Total Real Estate	(1,289)	(84,088)	(4,249)	0.0	(a)

Total Common Stocks	(20,427)	(552,948)	(18,281)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(20,427)	(552,948)	(18,281)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day DISC on short positions, plus or minus a specified spread of (0.35)%, which is denominated in CAD based on the local currencies of the positions within the swaps.	2/15/2023	$(15,535)	$(387)	$1	$(386)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	(459)	(15,535)	(387)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.50)% to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/16/2023	$(40,766)	$(14,676)	$(94)		$(14,770)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Financials
Banks
UniCredit SpA		19,695	227,684	(12,049)	0.0	(a)

Short Positions
Common Stocks
Communication Services
Media
Eutelsat Communications SA		(3,316)	(70,321)	(1,579)	0.0	(a)
ProSiebenSat.1 Media SE		(3,183)	(56,818)	(1,316)	0.0	(a)
RTL Group SA		(1,098)	(60,059)	(973)	0.0	(a)

		(7,597)	(187,198)	(3,868)	0.0	(a)

Total Communication Services		(7,597)	(187,198)	(3,868)	0.0	(a)

Consumer Discretionary
Textiles, Apparel & Luxury Goods
EssilorLuxottica SA		(154)	(19,509)	286	0.0	(a)

Consumer Staples
Food & Staples Retailing
Colruyt SA		(486)	(34,903)	(139)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Industrials
Machinery
Kone OYJ		(552)	(26,840)	1,094	0.0	(a)

Total Common Stocks		(8,789)	(268,450)	(2,627)	0.0	(a)

Total Short Positions of Total Return Basket Swap		(8,789)	(268,450)	(2,627)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		10,906	(40,766)	(14,676)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week STIBOR on short positions, plus or minus a specified spread (rates range from (3.50)% to (1.75)%), which is denominated in SEK based on the local currencies of the positions within the swaps.	2/16/2023	$(57,473)	$(1,402)	$(44)		$(1,446)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Discretionary
Specialty Retail
Hennes & Mauritz AB	(2,073)	(32,255)	(1,423)	0.0	(a)

Consumer Staples
Food & Staples Retailing
ICA Gruppen AB	(717)	(25,218)	21	0.0	(a)

Total Common Stocks	(2,790)	(57,473)	(1,402)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(2,790)	(57,473)	(1,402)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day RBACR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in AUD based on the local currencies of the positions within the swaps.	3/13/2023	$(30,129)	$522	$5	$527

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Staples
Food & Staples Retailing
Woolworths Group Ltd.	(1,410)	(30,129)	522	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	3/2/2023	$(50,376)	$(2,140)	$(32)	$(2,172)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Pandora A/S	(1,160)	(50,376)	(2,140)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on short positions, plus or minus a specified spread (rates range from (0.35)% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/11/2019 - 3/8/2019	$(3,450,779)	$(128,839)	$(2,656)	$(131,495)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Communication Services
Diversified Telecommunication Services
CenturyLink, Inc.	(7,700)	(117,964)	(5,327)	0.0	(a)

Consumer Discretionary
Textiles, Apparel & Luxury Goods
Canada Goose Holdings, Inc.*	(1,200)	(61,752)	(3,058)	0.0	(a)

Health Care
Health Care Equipment & Supplies
Align Technology, Inc.*	(635)	(158,083)	(21,239)	0.0	(a)

Health Care Providers & Services
Henry Schein, Inc.*	(2,448)	(190,210)	4,879	0.0	(a)

Total Health Care	(3,083)	(348,293)	(16,360)	0.0	(a)

Industrials
Commercial Services & Supplies
Pitney Bowes, Inc.	(12,694)	(91,524)	(3,432)	0.0	(a)

Professional Services
Upwork, Inc.*	(2,967)	(57,293)	(1,009)	0.0	(a)

Total Industrials	(15,661)	(148,817)	(4,441)	0.0	(a)

Information Technology
Communications Equipment
InterDigital, Inc.	(3,177)	(231,317)	(5,401)	0.0	(a)

Electronic Equipment, Instruments & Components
AU Optronics Corp.	(15,669)	(60,012)	4,701	0.0	(a)
LG Display Co. Ltd.	(16,190)	(136,967)	7,933	0.0	(a)

	(31,859)	(196,979)	12,634	0.0	(a)

IT Services
Okta, Inc.*	(667)	(54,981)	(5,915)	0.0	(a)
Twilio, Inc.*	(2,345)	(261,045)	(25,490)	0.0	(a)

	(3,012)	(316,026)	(31,405)	0.0	(a)

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	(6,700)	(124,151)	(2,866)	0.0	(a)

Software
Adobe, Inc.*	(240)	(59,477)	(1,310)	0.0	(a)
Alteryx, Inc.*	(599)	(42,619)	(1,276)	0.0	(a)
DocuSign, Inc.*	(1,335)	(66,016)	(5,954)	0.0	(a)
Nutanix, Inc.*	(1,200)	(61,476)	(2,988)	0.0	(a)
Zscaler, Inc.*	(1,372)	(66,364)	(4,185)	0.0	(a)

	(4,746)	(295,952)	(15,713)	0.0	(a)

Total Information Technology	(49,494)	(1,164,425)	(42,751)	0.0	(a)

Total Common Stocks	(77,138)	(1,841,251)	(71,937)	0.0	(a)

Exchange Traded Funds
NASDAQ 100 E-Mini Index*	(65)	(515,083)	(17,765)	0.0	(a)
Realtime Russell 2000 Total Return Index*	(65)	(486,095)	(17,684)	0.0	(a)
S&P 500 Total Return*	(113)	(608,350)	(21,453)	0.0	(a)

	(243)	(1,609,528)	(56,902)	0.0	(a)

Total Exchange Traded Funds	(243)	(1,609,528)	(56,902)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(77,381)	(3,450,779)	(128,839)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day EONIA on short positions, plus or minus a specified spread of (0.40)%, which is denominated in EUR based on the local currencies of the positions within the swaps.	12/17/2020	$(148,268)	$(3,327)	$(1,980)	$(5,307)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Information Technology Software
Dassault Systemes SE	(1,183)	(148,268)	(3,327)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day MUTSC on short positions, plus or minus a specified spread of (2.75)%, which is denominated in JPY based on the local currencies of the positions within the swaps.	6/22/2020	$(43,481)	$265	$(89)	$176

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Discretionary
Household Durables
Sharp Corp.	(4,084)	(43,481)	265	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/22/2019 –7/24/2019	$(108,591)	$(15,070)	$(116)	$(15,186)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Communication Services
Media
ITV plc	60,551	102,784	(3,417)	0.0	(a)

Financials
Banks
Barclays plc	61,587	128,369	(4,866)	0.0	(a)

Insurance
RSA Insurance Group plc	16,835	113,515	(4,123)	0.0	(a)

Total Financials	78,422	241,884	(8,989)	0.0	(a)

Industrials
Industrial Conglomerates
Smiths Group plc	1,996	37,903	(366)	0.0	(a)

Total Common Stocks	140,969	382,571	(12,772)	0.0	(a)

Total Long Positions of Total Return Basket Swap	140,969	382,571	(12,772)	0.0	(a)

Short Positions
Common Stocks
Consumer Discretionary
Multiline Retail
Marks & Spencer Group plc	(61,033)	(230,923)	(1,636)	0.0	(a)

Specialty Retail
JD Sports Fashion plc	(11,679)	(71,024)	(3,496)	0.0	(a)

Total Consumer Discretionary	(72,712)	(301,947)	(5,132)	0.0	(a)

Health Care
Pharmaceuticals
GlaxoSmithKline plc	(3,389)	(65,830)	492	0.0	(a)

Industrials
Trading Companies & Distributors
Bunzl plc	(3,913)	(123,385)	2,342	0.0	(a)

Total Common Stocks	(80,014)	(491,162)	(2,298)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(80,014)	(491,162)	(2,298)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	60,955	(108,591)	(15,070)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/22/2019 – 11/22/2019	$2,896,968	$(3,075)	$879	$(2,196)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Communication Services
Diversified Telecommunication Services
Iliad SA	1,249	143,001	(7,975)	0.0	(a)

Media
Publicis Groupe SA	1,207	73,699	629	0.0	(a)
Stroeer SE & Co. KGaA	7,708	431,862	47,822	0.1

	8,915	505,561	48,451	0.0	(a)

Total Communication Services	10,164	648,562	40,476	0.1

Consumer Staples
Food Products
Danone SA	4,693	341,518	3,435	0.0	(a)

Financials
Banks
BNP Paribas SA	3,717	175,167	(4,775)	0.0	(a)
Societe Generale SA	4,961	154,682	(5,865)	0.0	(a)

	8,678	329,849	(10,640)	0.0	(a)

Capital Markets
Amundi SA	2,987	171,863	1,832	0.0	(a)
Anima Holding SpA	77,769	319,950	(7,862)	0.0	(a)

	80,756	491,813	(6,030)	0.0	(a)

Total Financials	89,434	821,662	(16,670)	0.0	(a)

Health Care
Life Sciences Tools & Services
Eurofins Scientific SE	821	329,950	(7,820)	0.0	(a)
Gerresheimer AG	4,440	300,681	(8,308)	0.0	(a)

	5,261	630,631	(16,128)	0.0	(a)

Total Health Care	5,261	630,631	(16,128)	0.0	(a)

Industrials
Airlines
Ryanair Holdings plc *	4,857	61,085	2,991	0.0	(a)

Professional Services
Intertrust NV	23,685	384,855	(7,585)	0.0	(a)

Trading Companies & Distributors
Brenntag AG	11,116	526,317	(5,879)	0.0	(a)

Total Industrials	39,658	972,257	(10,473)	0.0	(a)

Materials
Construction Materials
HeidelbergCement AG	4,052	280,590	2,456	0.0	(a)

Total Common Stocks	153,262	3,695,220	3,096	0.1

Total Long Positions of Total Return Basket Swap	153,262	3,695,220	3,096	0.1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Communication Services
Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	(6,562)	(106,704)	2,404	0.0	(a)
Orange SA	(6,406)	(99,360)	(746)	0.0	(a)

	(12,968)	(206,064)	1,658	0.0	(a)

Total Communication Services	(12,968)	(206,064)	1,658	0.0	(a)

Consumer Staples
Food & Staples Retailing
Colruyt SA	(2,720)	(195,341)	(775)	0.0	(a)
Koninklijke Ahold Delhaize NV	(6,139)	(161,739)	(3,963)	0.0	(a)

	(8,859)	(357,080)	(4,738)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Personal Products
Unilever NV		(1,530)	(81,932)	52	0.0	(a)

Total Consumer Staples		(10,389)	(439,012)	(4,686)	0.0	(a)

Energy
Oil, Gas & Consumable Fuels
Eni SpA		(5,662)	(96,004)	(1,737)	0.0	(a)

Utilities
Electric Utilities
Electricite de France SA		(3,454)	(57,172)	(1,406)	0.0	(a)

Total Common Stocks		(32,473)	(798,252)	(6,171)	0.0	(a)

Total Short Positions of Total Return Basket Swap		(32,473)	(798,252)	(6,171)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		120,789	2,896,968	(3,075)	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in CHF based on the local currencies of the positions within the swaps.	2/22/2019 - 7/24/2019	$302,460	$3,962	$56,083		$60,045

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Staples
Food Products
Nestle SA (Registered)		1,065	92,851	2,676	0.0	(a)

Materials
Construction Materials
LafargeHolcim Ltd. (Registered)*		8,360	393,152	173	0.0	(a)

Total Common Stocks		9,425	486,003	2,849	0.0	(a)

Total Long Positions of Total Return Basket Swap		9,425	486,003	2,849	0.0	(a)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Health Care
Pharmaceuticals
Roche Holding AG		(161)	(42,832)	(1,079)	0.0	(a)

Materials
Chemicals
Givaudan SA (Registered)		(58)	(140,711)	2,192	0.0	(a)

Total Common Stocks		(219)	(183,543)	1,113	0.0	(a)

Total Short Positions of Total Return Basket Swap		(219)	(183,543)	1,113	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		9,206	302,460	3,962	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day SONIA on long positions, plus or minus a specified spread of 0.65%, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/7/2019	$454,413	$(83,191)	$13,127	$(70,064)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Communication Services
Wireless Telecommunication Services
Vodafone Group plc	199,126	363,163	(83,860)	(0.1)

Health Care
Pharmaceuticals
BTG plc *	8,362	91,250	669	0.0 (a)

Total Common Stocks	207,488	454,413	(83,191)	(0.1)

Total Long Positions of Total Return Basket Swap	207,488	454,413	(83,191)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.05)% to 2.43%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/17/2019 - 12/21/2020	$273,325	$28,352	$(622)		$27,730

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Information Technology
Software
OneMarket Ltd. *		4,684	2,179	2,179	0.0	(a)

Materials
Metals & Mining
BHP Group plc		5,702	256,476	16,852	0.0	(a)

Total Common Stocks		10,386	258,655	19,031	0.0	(a)

Closed-End Fund
Altaba, Inc. *		9,472	648,927	78,363	0.1

Total Long Positions of Total Return Basket Swap		19,858	907,582	97,394	0.1

Short Positions
Common Stocks
Consumer Discretionary
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. *		(2,032)	(342,372)	(51,799)	(0.1)

Materials
Metals & Mining
BHP Group Ltd.		(5,702)	(291,885)	(17,243)	0.0	(a)

Total Common Stocks		(7,734)	(634,257)	(69,042)	(0.1)

Total Short Positions of Total Return Basket Swap		(7,734)	(634,257)	(69,042)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps		12,124	273,325	28,352	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions, plus or minus a specified spread of 0.65%, which is denominated in EUR based on the local currencies of the positions within the swaps.	9/2/2019 - 11/7/2019	$1,323,697	$65,038	$(749)		$64,289

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Communication Services
Entertainment
Vivendi SA		328	8,364	301	0.0	(a)

Health Care
Health Care Providers & Services
McKesson Europe AG		14,217	426,514	311	0.0	(a)

Industrials
Machinery
Alstom SA*		1,512	60,827	894	0.0	(a)

Utilities
Independent Power and Renewable Electricity Producers
EDP Renovaveis SA		10,831	97,572	(604)	0.0	(a)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Multi-Utilities
Innogy SE		9,838	466,109	36,852	0.1
RWE AG		10,627	264,311	27,284	0.0	(a)

		20,465	730,420	64,136	0.1

Total Utilities		31,296	827,992	63,532	0.1

Total Common Stocks		47,353	1,323,697	65,038	0.1

Total Long Positions of Total Return Basket Swap		47,353	1,323,697	65,038	0.1

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day MUTSC and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.55%), which is denominated in JPY based on the local currencies of the positions within the swaps.	12/14/2020 - 1/15/2021	$95,134	$(185)	$(138)	$(323)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Health Care
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	6,547	264,324	1,689	0.0	(a)

Short Positions
Exchange Traded Funds
TOPIX Index*	(11,757)	(169,190)	(1,874)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(5,210)	95,134	(185)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 2.50%), which is denominated in USD based on the local currencies of the positions within the swaps.	8/1/2022	$(947,569)	$102,017	$(20,170)	$81,847

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Closed End Funds
Altaba, Inc.*	26,062	1,785,507	(128,746)	(0.2)

Short Positions
Common Stocks
Consumer Discretionary
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd.*	(16,221)	(2,733,076)	230,763	0.4

Total of Long and Short Positions of Total Return Basket Swaps	9,841	(947,569)	102,017	0.2

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Deutsche Bank AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.40%, which is denominated in USD based on the local currencies of the positions within the swaps.	12/16/2019	$93	$(109)	$—	$(109)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Total Return Swap
Communication Services
Media
Media General, Inc. CVR *‡	1,906	93	(109)	0.0	(a)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CIBOR	Copenhagen Interbank Offered Rates
CVR	Contingent Value Rights
DISC	Federal Discount Rate
DKK	Danish Krone
EONIA	Euro Over Night Index Average
EUR	Euro
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
NASDAQ	National Association of Securities Dealers
Automated Quotation
OYJ	Public Limited Company
RBACR	RBA Interbank Overnight Call Rate
SEK	Swedish Krona
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(1)	Notional value represents market value as of January 31, 2019 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
CIBOR	(0.43)%
CHF LIBOR	(0.79)
DISC	3.00
EONIA	(0.36)
EURIBOR	(0.37)
EUR LIBOR	(0.42)
FEDEF	2.40
GBP LIBOR	0.73
MUTSC	(0.06)
RBACR	1.50
SONIA	0.70
STIBOR	(0.25)
USD LIBOR	2.51

Summary of total swap contracts outstanding as of January 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swaps contracts outstanding	–	234,614

Total OTC swap contracts outstanding	–	234,614

Liabilities
OTC Total return swap contracts outstanding	1,772	(17,859)
OTC Credit default swap contracts outstanding—sell protection	(616,475)	(664,906)
OTC Total return basket swaps contracts outstanding	–	(267,834)

Total OTC swap contracts outstanding	(614,703)	(950,599)

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Banks	$128,692	$70,395	$—		$199,087
Beverages	48,582	150,657	—		199,239
Commercial Services & Supplies	223,658	—	24,315		247,973
Diversified Financial Services	104,415	—	65,115		169,530
Entertainment	1,792,375	193,869	—		1,986,244
Industrial Conglomerates	—	143,010	—		143,010
Insurance	911,191	88,250	—		999,441
Media	1,593,604	80,992	—		1,674,596
Software	4,369,393	—	29,810		4,399,203
Specialty Retail	296,655	27,643	—		324,298
Other Common Stocks	8,041,554	—	—		8,041,554

Total Common Stocks	17,510,119	754,816	119,240		18,384,175

Convertible Preferred Stocks
Capital Markets	208,050	—	—		208,050
Multi-Utilities	78,418	—	—		78,418

Total Convertible Preferred Stocks	286,468	—	—		286,468

Exchange Traded Funds	275,059	—	—		275,059
Exchange Traded Note	189,650	—	—		189,650
Closed End Funds	3,180,801	—	—		3,180,801
Debt Securities
Asset-Backed Securities	—	844,377	4,656,576		5,500,953
Collateralized Mortgage Obligations	—	1,801,202	—		1,801,202
Commercial Mortgage-Backed Securities	—	974,660	1,917,592		2,892,252
Convertible Bonds	—	4,067,262	—		4,067,262
Corporate Bonds
Commercial Services & Supplies	—	116,572	—	(a)	116,572
Other Corporate Bonds	—	4,916,376	—		4,916,376

Total Corporate Bonds	—	5,032,948	—		5,032,948

Foreign Government Securities	—	64,753	—		64,753
Loan Assignments	—	823,782	—		823,782
Warrants
Food Products	14,713	—	—		14,713
Hotels, Restaurants & Leisure	31,910	—	—		31,910
Household Durables	2,947	—	—		2,947
Household Products	15,276	—	—		15,276
Internet & Direct Marketing Retail	8,126	—	—		8,126
IT Services	43,094	—	—		43,094
Oil, Gas & Consumable Fuels	102,413	—	—		102,413
Specialty Retail	—	—	—	(a)	—

Total Warrants	218,479	—	—	(a)	218,479

Options Purchased
Call Options Purchased	359,981	23,130	—		383,111
Put Options Purchased	284,698	334	—		285,032

Total Options Purchased	644,679	23,464	—		668,143

Short-Term Investments
Investment Companies	1,024,186	—	—		1,024,186
U.S. Treasury Obligations	—	7,455,938	—		7,455,938

Total Investments in Securities	$23,329,441	$21,843,202	$6,693,408		$51,866,051

Liabilities
Common Stocks	(5,138,332)	—	—		(5,138,332)
Exchange Traded Funds	(2,413,400)	—	—		(2,413,400)
Debt Securities
Corporate Bonds	—	(409,009)	—		(409,009)

Total Liabilities for Securities Sold Short	(7,551,732)	(409,009)	—		(7,960,741)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$83,229	$—		$83,229
Futures Contracts	51,543	7,466	—		59,009
Swaps	—	213,365	—		213,365

Total Appreciation in Other Financial Instruments	$51,543	$304,060	$—		$355,603

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(133,024)	$—		$(133,024)
Futures Contracts	(176,214)	(76,866)	—		(253,080)
Options Written
Call Options Written	(696)	—	—		(696)
Put Options Written	(16,713)	—	—		(16,713)

Total Options Written	(17,409)	—	—		(17,409)

Swaps	—	(351,504)	(109)		(351,613)

Total Depreciation in Other Financial Instruments	$(193,623)	$(561,394)	$(109)		$(755,126)

JPMorgan Multi-Manager Alternatives Fund

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AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Investments in Securities
Asset-Backed Securities	$5,749,763		$27,979	$(50,611)	$493	$—	$(1,071,048)	$—	$—	$4,656,576
Commercial Mortgage-Backed Securities	2,873,750		(5,278)	50,572	423	—	(1,001,875)	—	—	1,917,592
Common Stocks — Commercial Services & Supplies	48,427		—	(24,112)	—	—	—	—	—	24,315
Common Stocks — Diversified Financial Services	—		—	(110,767)	—	175,882	—	—	—	65,115
Common Stocks — Software	37,910		—	(8,100)	—	28,443	(28,443)	—	—	29,810
Convertible Bonds — Media	184,950		—	—	—	—	—	—	(184,950)	—
Corporate Bonds — Commercial Services & Supplies	131,850		—	—	—	—	—	—	(131,850)	—
Corporate Bonds — Energy Equipment & Services	129,075		—	—	—	—	—	—	(129,075)	—
Corporate Bonds — Health Care Providers & Services	226,601		—	—	—	—	—	—	(226,601)	—
Corporate Bonds — Specialty Retail	209,203		—	—	—	—	—	—	(209,203)	—
Loan Assignments — Commercial Services & Supplies	67,900		—	—	—	—	—	—	(67,900)	—
Loan Assignments — Specialty Retail	73,886		—	—	—	—	—	—	(73,886)	—
Swaps	284,187		78,037	(167,699)	(13,160)	—	(108,531)	—	(72,943)	(109)
Warrants — Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$10,017,502		$100,738	$(310,717)	$(12,244)	$204,325	$(2,209,897)	$—	$(1,096,408)	$6,693,299

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2019, which were valued using significant unobservable inputs (level 3), amounted to $(129,107).

Transfers from level 3 to level 2 are due to a increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended January 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at January 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$2,704,395	Discounted Cash Flow	Constant Prepayment Rate	3.70% - 30.00% (19.04%)
			Constant Default Rate	0.00% - 4.93% (2.06%)
			Yield (Discount Rate of Cash Flows)	3.71% - 5.11% (4.53%)
			Discount Margin	1.88% (1.88%)
Asset Backed Securities	2,704,395
	1,917,592	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.50% - 6.35% (5.91%)
Commercial Mortgage Backed Securities	1,917,592
	(109)	Pending Distribution	Expected Recovery	$0.049 ($0.049)
Swaps	(109)
Total	$4,621,878

#

The table above does not include level 3 investments that are valued by brokers and pricing services. At January 31, 2019, the value of these investments was $2,071,421. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, total return and total return basket swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 27, 2019